UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                    NUMBER OF SHARES        VALUE
------------------------------------------------------------------------------------
COMMON STOCK
CANADA -- 4.3%
  Manulife Financial Corp.                                  1,380,174    $  48,295
  Precision Drilling Trust                                  2,085,943       56,288
  TELUS Corp., Class A                                        987,495       40,203
                                                                         -----------
                                                                           144,786
                                                                         -----------

FINLAND -- 0.7%
  UPM-Kymmene Oyj                                           1,438,137       23,545
                                                                         -----------

FRANCE -- 17.8%
  Air Liquide                                                 133,942       17,684
  AXA SA                                                    1,985,648       58,953
  BNP Paribas SA                                              679,812       61,577
  Electricite de France                                       707,742       67,227
  France Telecom SA+                                        3,113,788       91,712
  Publicis Groupe SA                                          667,210       21,616
  Sanofi-Aventis SA+                                          921,015       61,518
  Technip SA                                                1,312,111      121,433
  Vinci SA                                                  1,496,059       91,849
                                                                         -----------
                                                                           593,569
                                                                         -----------

GERMANY -- 9.2%
  Bayer AG                                                    533,603       44,907
  Deutsche Post AG                                          2,091,943       54,666
  E.ON AG                                                     431,704       87,090
  Siemens AG                                                1,094,692      121,525
                                                                         -----------
                                                                           308,188
                                                                         -----------

GREECE -- 0.2%
  OPAP SA                                                     224,651        7,844
                                                                         -----------

HONG KONG -- 0.6%
  Yue Yuen Industrial Holdings Ltd.+                        8,798,033       20,898
                                                                         -----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                    NUMBER OF SHARES        VALUE
------------------------------------------------------------------------------------
IRELAND -- 4.7%
  Allied Irish Banks PLC                                    3,437,623    $  53,195
  C&C Group PLC                                             3,623,955       19,796
  CRH PLC                                                   2,023,010       58,597
  Smurfit Kappa Group PLC+                                  3,012,955       24,901
                                                                         -----------
                                                                           156,489
                                                                         -----------

ITALY -- 1.6%
  UniCredito Italiano SpA                                   8,843,718       54,121
                                                                         -----------

JAPAN -- 11.6%
  Haseko Corp.                                             28,125,000       37,620
  Honda Motor Co. Ltd.                                      2,529,500       86,016
  Mitsubishi Gas Chemical Co. Inc.                          2,842,000       20,507
  Mitsubishi UFJ Financial Group Inc.                       7,462,200       66,145
  Sankyo Co. Ltd.                                             914,300       59,598
  Sony Financial Holdings Inc.+                                15,176       61,041
  Yamaha Motor Co. Ltd.                                     3,021,500       56,554
                                                                         -----------
                                                                           387,481
                                                                         -----------

NETHERLANDS -- 11.4%
  Akzo Nobel NV                                             1,007,151       69,221
  ING Groep NV                                              1,909,356       60,881
  Koninklijke Philips Electronics NV                        1,917,913       65,245
  Reed Elsevier NV                                          3,960,558       66,774
  TNT NV                                                    2,641,684       90,324
  Unilever NV                                                 867,651       24,626
                                                                         -----------
                                                                           377,071
                                                                         -----------

NORWAY -- 2.1%
  Aker Kvaerner ASA                                         2,027,650       47,904
  Stolt-Nielsen SA                                            980,670       22,350
                                                                         -----------
                                                                            70,254
                                                                         -----------

SOUTH KOREA -- 3.4%
  Hyundai Heavy Industries                                    205,638       63,681

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                    NUMBER OF SHARES         VALUE
-------------------------------------------------------------------------------------
SOUTH KOREA -- (CONTINUED)
  Samsung Electronics Co. Ltd.                                 82,399    $   49,223
                                                                         ------------
                                                                            112,904
                                                                         ------------

SPAIN -- 2.0%
  Telefonica SA                                             2,495,418        66,310
                                                                         ------------

SWEDEN -- 4.5%
  Atlas Copco AB, Class A                                   3,868,200        57,026
  Telefonaktiebolaget LM Ericsson, Class B                  8,746,200        91,238
                                                                         ------------
                                                                            148,264
                                                                         ------------

SWITZERLAND -- 5.4%
  Credit Suisse Group                                       1,009,424        46,346
  Novartis AG                                               1,114,339        61,362
  UBS AG                                                    1,139,478        23,916
  Zurich Financial Services AG                                192,062        49,167
                                                                         ------------
                                                                            180,791
                                                                         ------------

UNITED KINGDOM -- 19.0%
  Aviva PLC                                                 5,075,675        50,647
  BAE Systems PLC                                           7,497,015        66,074
  BP PLC                                                    5,332,372        61,944
  British Airways PLC                                       8,783,850        37,658
  British American Tobacco PLC                              2,710,570        93,883
  HBOS PLC                                                  5,863,866        32,234
  HSBC Holdings PLC                                         2,844,015        44,099
  Royal Bank of Scotland Group PLC                         16,516,971        70,729
  Royal Dutch Shell PLC, Class B                            1,787,471        71,915
  Unilever PLC                                              1,640,202        46,683
  Vodafone Group PLC                                       20,192,351        59,984
                                                                         ------------
                                                                            635,850
                                                                         ------------

TOTAL COMMON STOCK
  (COST $3,390,499) -- 98.5%                                              3,288,365
                                                                         ------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY INTERNATIONAL VALUE FUND                    NUMBER OF SHARES         VALUE
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
UNITED STATES -- 2.0%
  Federated Prime Obligations Fund, 2.580%**               65,572,185    $   65,572
                                                                         ------------

TOTAL SHORT-TERM INVESTMENT
  (COST $65,572) -- 2.0%                                                     65,572
                                                                         ------------

RIGHTS
UNITED KINGDOM -- 0.0%
  HBOS PLC - NPR, Expires 07/18/08 1                        2,345,546           502
                                                                         ------------

TOTAL RIGHTS
  (COST $--) -- 0.0%                                                            502
                                                                         ------------

TOTAL INVESTMENTS
  (COST $3,456,071) -- 100.5%                                             3,354,439
                                                                         ------------

OTHER ASSETS & LIABILITIES, NET -- (0.5)%                                   (17,872)
                                                                         ------------

NET ASSETS -- 100.0%                                                     $3,336,567
                                                                         ============

*     Except for share data

**    The rate shown represents the 7-day effective yield as of June 30, 2008.

+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

1     Non-income producing security.

Amounts designated as "--" are $0 or are rounded to $0.

At June 30, 2008, the tax basis cost of the Fund's investments was $3,456,071 and the unrealized appreciation and depreciation were $351,839 and $(453,471), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.


                                                                 CCM-QH-001-0800

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY GLOBAL VALUE FUND             NUMBER OF SHARES           VALUE
--------------------------------------------------------------------------
COMMON STOCK
FRANCE -- 13.4%
    AXA SA                                        3,793        $    113
    Electricite de France                         1,221             116
    France Telecom SA+                            4,719             139
    Technip SA                                    2,040             189
    Vinci SA                                      2,121             130
                                                               ----------
                                                                    687
                                                               ----------

GERMANY -- 7.5%
    Bayer AG                                      1,199             101
    Deutsche Post AG                              3,250              85
    Siemens AG                                    1,767             196
                                                               ----------
                                                                    382
                                                               ----------

GREECE -- 0.4%
    OPAP SA                                         603              21
                                                               ----------

IRELAND -- 4.6%
    Allied Irish Banks PLC                        7,662             119
    CRH PLC                                       4,007             116
                                                               ----------
                                                                    235
                                                               ----------

JAPAN -- 7.7%
    Honda Motor Co. Ltd.                          5,500             187
    Sankyo Co. Ltd.                               1,700             111
    Yamaha Motor Co. Ltd.                         5,100              95
                                                               ----------
                                                                    393
                                                               ----------

NETHERLANDS -- 7.4%
    Akzo Nobel NV                                 2,465             169
    ING Groep NV                                  2,694              86
    TNT NV                                        3,674             126
                                                               ----------
                                                                    381
                                                               ----------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY GLOBAL VALUE FUND                     NUMBER OF SHARES        VALUE
-------------------------------------------------------------------------------
NORWAY -- 3.0%
    Aker Kvaerner ASA                                     6,500      $   153
                                                                     ---------

SPAIN -- 2.9%
    Telefonica SA                                         5,516          147
                                                                     ---------

SWEDEN -- 4.4%
    Atlas Copco AB, Class A                               5,600           82
    Telefonaktiebolaget LM Ericsson, Class B             13,800          144
                                                                     ---------
                                                                         226
                                                                     ---------

SWITZERLAND -- 1.7%
    Credit Suisse Group                                   1,831           84
                                                                     ---------

UNITED KINGDOM -- 8.6%
    British Airways PLC                                  24,905          107
    HBOS PLC                                             10,538           58
    Royal Bank of Scotland Group PLC                     32,378          138
    Royal Dutch Shell PLC, Class B                        3,380          136
                                                                     ---------
                                                                         439
                                                                     ---------

UNITED STATES -- 33.6%
    Allstate Corp.                                        2,193          100
    Amgen Inc.(1)                                         3,716          175
    Citigroup Inc.                                        7,397          124
    Dell Inc.(1)                                          6,655          146
    Federal National Mortgage Association                 7,334          143
    Harley-Davidson Inc.                                  4,742          172
    Lear Corp.(1)                                         4,506           64
    Mattel Inc.                                           4,629           79
    MetLife Inc.                                          1,853           98
    Motorola Inc.                                        12,400           91
    Rent-A-Center Inc., Class A(1)                        4,607           95
    Sprint Nextel Corp.                                  16,695          159
    Whirlpool Corp.                                       1,985          122

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY GLOBAL VALUE FUND                       NUMBER OF SHARES       VALUE
--------------------------------------------------------------------------------
UNITED STATES -- (CONTINUED)
    XL Capital Ltd., Class A                                2,200   $      45
    Zions Bancorporation                                    3,200         101
                                                                    -----------
                                                                        1,714
                                                                    -----------
TOTAL COMMON STOCK
    (COST $5,540) -- 95.2%                                              4,862
                                                                    -----------

SHORT-TERM INVESTMENT
UNITED STATES -- 2.9%
    Federated Prime Obligations Fund, 2.580%**            147,814         148
                                                                    -----------

TOTAL SHORT-TERM INVESTMENT
    (COST $148) -- 2.9%                                                   148
                                                                    -----------

RIGHTS
UNITED KINGDOM -- 0.0%
    HBOS PLC-NPR, Expires 07/18/08 (1)                      4,215           1
                                                                    -----------

TOTAL RIGHTS
    (COST $--) -- 0.0%                                                      1
                                                                    -----------

TOTAL INVESTMENTS
    (COST $5,688) -- 98.1%                                              5,011
                                                                    -----------

OTHER ASSETS & LIABILITIES, NET - 1.9%                                     97
                                                                    -----------

NET ASSETS -- 100.0%                                                $   5,108
                                                                    ===========

*     Except for share data

**    The rate shown represents the 7-day effective yield as of June 30, 2008.

+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

(1)   Non-income producing security.

Amounts designated as "--" are $0 or are rounded to $0.

At June 30 2008, the tax basis cost of the Fund's investments was $5,688 and the unrealized appreciation and depreciation were $83 and $(760), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent prospectus and annual financial statements.


                                                                 CCM-QH-003-0100

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY EMERGING MARKETS FUND                                   NUMBER OF SHARES            VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCK
BRAZIL -- 11.6%
        Brasil Telecom SA ADR                                               5,900      $       189
        Cia de Saneamento Basico do Estado de Sao Paulo ADR                18,200              931
        Cia Vale do Rio Doce ADR                                           34,700            1,243
        Petroleo Brasileiro SA ADR                                         39,000            2,762
        Sadia SA                                                            8,600              184
        Tele Norte Leste Participacoes SA ADR                              11,100              276
                                                                                       --------------
                                                                                             5,585
                                                                                       --------------

CHINA -- 14.1%
        Canadian Solar Inc. GDR(1)                                          6,500              261
        Chaoda Modern Agriculture(2)                                      306,575              388
        China Agri Industries Holdings Ltd.(1),(2)                        217,000              159
        China Construction Bank Corp., Class H(2)                         951,000              767
        China COSCO Holdings Co. Ltd., Class H(2)                         356,500              872
        China Mobile Ltd. ADR                                              14,900              998
        China Petroleum & Chemical Corp. ADR                                8,800              817
        China Shipping Container Lines Co. Ltd., Class H(2)               266,600              104
        China Telecom Corp. Ltd. ADR                                        1,800               98
        CNOOC Ltd. ADR                                                      4,000              694
        FerroChina Ltd.(2)                                                258,000              232
        Lenovo Group Ltd.(2)                                              126,000               86
        Shanghai Highly Group Co., Class B                                 60,900               39
        Shanghai Jinjiang International, Class B                           56,200               49
        Shenzhen Investment Ltd.(2)                                     1,296,000              468
        Sino Techfibre Ltd.(2)                                            760,000              317
        Weiqiao Textile Co. Ltd., Class H(2)                              271,500              212
        Yanzhou Coal Mining Co. Ltd.                                        2,700              251
                                                                                       --------------
                                                                                             6,812
                                                                                       --------------

INDIA -- 1.7%
        Oil & Natural Gas Corp. Ltd.(2)                                    29,177              556

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY EMERGING MARKETS FUND                                   NUMBER OF SHARES            VALUE
-----------------------------------------------------------------------------------------------------
INDIA -- (CONTINUED)
        Sesa GOA Ltd.(2)                                                    3,084      $       244
                                                                                       --------------
                                                                                               800
                                                                                       --------------

INDONESIA -- 2.8%
        Aneka Tambang Tbk PT(2)                                           407,500              141
        Astra Agro Lestari Tbk PT(2)                                      186,500              601
        Bumi Resources Tbk PT(2)                                          258,000              230
        Indofood Sukses Makmur Tbk PT(2)                                1,174,000              307
        United Tractors Tbk PT(2)                                          63,000               83
                                                                                       --------------
                                                                                             1,362
                                                                                       --------------

ISRAEL -- 4.7%
        Bank Hapoalim BM(2)                                               179,321              793
        Bank Leumi Le-Israel BM(2)                                        213,017            1,065
        Cellcom Israel Ltd.                                                 1,437               49
        Delek Group Ltd.(2)                                                 1,161              177
        Teva Pharmaceutical Industries Ltd. ADR                             4,224              194
                                                                                       --------------
                                                                                             2,278
                                                                                       --------------

MALAYSIA -- 2.2%
        Affin Holdings Bhd(2)                                             234,100              134
        IOI Corp. Bhd(2)                                                  219,180              501
        KNM Group Bhd(2)                                                  167,175              326
        Telekom Malaysia Bhd(2)                                           104,900              102
                                                                                       --------------
                                                                                             1,063
                                                                                       --------------

MEXICO -- 3.9%
        Alfa SAB de CV, Class A                                            67,700              484
        America Movil SAB de CV ADR, Class L                                4,300              227
        Grupo Mexico SAB de CV, Class B                                   316,500              718
        Mexichem SAB de CV                                                 58,800              476
                                                                                       --------------
                                                                                             1,905
                                                                                       --------------

POLAND -- 3.1%
        Grupa Lotos SA(2)                                                   8,769              109
        KGHM Polska Miedz SA(2)                                            22,754            1,067

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY EMERGING MARKETS FUND                                   NUMBER OF SHARES            VALUE
-----------------------------------------------------------------------------------------------------
POLAND -- (CONTINUED)
        Polski Koncern Naftowy Orlen SA(2)                                 20,629      $       331
                                                                                       --------------
                                                                                             1,507
                                                                                       --------------

RUSSIA -- 13.4%
        Evraz Group SA GDR(2)                                               9,200            1,067
        Gazprom OAO(2)                                                     36,629              533
        Gazprom OAO ADR(2)                                                 21,800            1,259
        LUKOIL ADR                                                         10,850            1,069
        Mechel ADR                                                          4,300              213
        MMC Norilsk Nickel ADR(2)                                          22,293              809
        Mobile Telesystems ADR                                             10,500              804
        Vimpel-Communications ADR                                          23,500              698
                                                                                       --------------
                                                                                             6,452
                                                                                       --------------

SOUTH AFRICA -- 5.8%
        ABSA Group Ltd.(2)                                                 12,969              136
        African Rainbow Minerals Ltd.(2)                                   17,283              618
        Imperial Holdings Ltd.(2)                                          43,173              291
        Metropolitan Holdings Ltd.(2)                                     150,356              210
        Mondi Ltd.(2)                                                      64,862              396
        MTN Group Ltd.(2)                                                  18,806              298
        Remgro Ltd.(2)                                                     15,937              382
        Sanlam Ltd.(2)                                                     97,191              206
        Sasol Ltd. ADR                                                      4,200              247
        Steinhoff International Holdings Ltd.(2)                           12,223               25
                                                                                       --------------
                                                                                             2,809
                                                                                       --------------

SOUTH KOREA -- 14.4%
        Dongkuk Steel Mill Co. Ltd.(2)                                      4,410              190
        Hana Financial Group Inc.(2)                                       10,350              398
        Honam Petrochemical Corp.(2)                                        1,451              103
        Industrial Bank of Korea(2)                                        40,670              620
        Korea Gas Corp.(2)                                                  4,078              297
        LG Chemical Ltd.(2)                                                 5,308              507

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY EMERGING MARKETS FUND                                   NUMBER OF SHARES            VALUE
-----------------------------------------------------------------------------------------------------
SOUTH KOREA -- (CONTINUED)
        LG Display Co. Ltd. ADR                                            31,900      $       596
        LG Electronics Inc.(2)                                              7,171              811
        LG Telecom Ltd.(2)                                                 62,311              472
        POSCO ADR                                                             500               65
        Pusan Bank(2)                                                      30,390              406
        Samsung Electronics Co. Ltd.(2)                                     1,635              976
        STX Pan Ocean Co. Ltd.(2)                                         309,717              625
        Woori Finance Holdings Co. Ltd.(2)                                 54,150              861
                                                                                       --------------
                                                                                             6,927
                                                                                       --------------

TAIWAN -- 10.9%
        AU Optronics Corp. ADR                                             55,300              876
        China Development Financial Holding Corp.(2)                    1,317,000              531
        Compal Electronics Inc.(2)                                        945,395            1,020
        Great Wall Enterprise Co.(2)                                      192,000              283
        Hung Sheng Construction Co. Ltd.(2)                               711,000              608
        Inotera Memories Inc.(2)                                          350,000              205
        Lee Chang Yung Chemical Industry Corp.(1),(2)                     110,172              107
        Lite-On Technology Corp.(2)                                       284,000              285
        Micro-Star International Co. Ltd.(2)                              169,058              106
        ProMOS Technologies Inc.(2)                                       467,000               90
        Systex Corp.(2)                                                   126,000              107
        Taiwan Semiconductor Manufacturing Co. Ltd. ADR                    21,300              232
        Unitech Printed Circuit Board Corp.(2)                            164,005              133
        Universal Scientific Industrial Co. Ltd.(2)                       383,445              200
        Walsin Lihwa Corp.(2)                                             666,000              240
        WPG Holdings Co. Ltd.(2)                                          244,535              246
                                                                                       --------------
                                                                                             5,269
                                                                                       --------------

THAILAND -- 0.6%
        PTT Aromatics & Refining(2)                                            36               --
        Thoresen Thai Agencies(2)                                         234,800              287
                                                                                       --------------
                                                                                               287
                                                                                       --------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY EMERGING MARKETS FUND                                   NUMBER OF SHARES            VALUE
-----------------------------------------------------------------------------------------------------
TURKEY -- 1.5%
        Dogan Sirketler Grubu Holdings(2)                                 462,790      $       564
        Sekerbank(2)                                                       84,886              166
                                                                                       --------------
                                                                                               730
                                                                                       --------------

TOTAL COMMON STOCK
        (COST $45,546) -- 90.7%                                                             43,786
                                                                                       --------------

PREFERRED STOCK
BRAZIL -- 6.2%
        Centrais Eletricas Brasileiras SA                                  16,600              271
        Centrais Eletricas de Santa Catarina SA                             6,600              194
        Cia de Transmissao de Energia Eletrica Paulista                     8,600              281
        Eletropaulo Metropolitana Eletricidade de Sao Paulo SA             30,529              716
        Investimentos Itau SA                                              64,779              412
        Metalurgica Gerdau SA, Class A                                     17,600              568
        Telemar Norte Leste SA                                              9,709              530
                                                                                       --------------
                                                                                             2,972
                                                                                       --------------

TOTAL PREFERRED STOCK
        (COST $2,741) -- 6.2%                                                                2,972
                                                                                       --------------

EXCHANGE TRADED FUND
        UNITED STATES -- 0.6%
        Vanguard Emerging Markets Fund                                      6,000              281
                                                                                       --------------

TOTAL EXCHANGE TRADED FUND
        (COST $301) -- 0.6%                                                                    281
                                                                                       --------------

STRUCTURED INSTRUMENTS
INDIA -- 2.4%
        Macquarie Bank Industrial Development Bank of India                84,300              126
         Ltd. participation notes
        Macquarie Bank Oil & Natural Gas Corp. Ltd.                         2,520               48
         participation notes

SCHEDULE OF INVESTMENTS (UNAUDITED) (000)*
JUNE 30, 2008

CAUSEWAY EMERGING MARKETS FUND                                          NUMBER OF SHARES            VALUE
------------------------------------------------------------------------------------------------------------
INDIA -- (CONTINUED)
       Macquarie Bank Reliance Industries Ltd. participation notes                20,291      $       992
                                                                                              --------------
                                                                                                    1,166
                                                                                              --------------
TOTAL STRUCTURED INSTRUMENTS
       (COST $1,196) -- 2.4%                                                                        1,166
                                                                                              --------------

TOTAL INVESTMENTS
       (COST $49,784) -- 99.9%                                                                     48,205
                                                                                              --------------

OTHER ASSETS & LIABILITIES, NET -- 0.1%                                                                65
                                                                                              --------------

NET ASSETS -- 100.0%                                                                          $    48,270
                                                                                              ==============

*     Except for share data

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

1     Non-income producing security.

2 Fair valued in accordance with pricing procedures approved by the Fund's Board of Trustees.

Amounts designated as "--" are $0 or are rounded to $0.

At June 30 2008, the tax basis cost of the Fund's investments was $49,784 and the unrealized appreciation and depreciation were $2,756 and $(4,335), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus and annual financial statements.


                                                                CCM-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Causeway Capital Management Trust


By (Signature and Title)*                    /s/ Turner Swan
                                             -----------------------------------
                                             Turner Swan, President

Date: August 19, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Turner Swan
                                             -----------------------------------
                                             Turner Swan, President


Date: August 19, 2008


By (Signature and Title)*                    /s/ Michael Lawson
                                             -----------------------------------
                                             Michael Lawson, Treasurer


Date: August 19, 2008

* Print the name and title of each signing officer under his or her signature.